Prepayments and other current assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments And Other Current Assets Net
Schedule of prepayments and other current assets, net

Prepayments and other current assets, net consist of the following:

	As of December 31,
	2024	2025
	(in thousands)
Prepayments and other current assets, net:
VAT deductible	25,923	48,653
Prepayments to vendors (Note a)	40,574	4,904
Interest receivables	1,346	584
Income tax receivables	1,088	300
Rental and other deposits	531	207
Others	241	415
Total	69,703	55,063